Shareholders’ Equity - Schedule of MTIP and DSUP Activity (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
PUs, RUs, and DSUs (number of units)
Balance, beginning of year (units)	5,732,134	6,484,831
Granted (units)	1,405,190	1,158,547
Vested and paid out (units)	(3,495,702)	(681,841)
Forfeited (units)	(313,621)	(1,342,832)
Units in lieu of dividends (units)	126,250	113,429
Additional units added by performance factor (in shares)	28,889	0
Outstanding, end of year (units)	3,483,140	5,732,134